Revenues - Schedule of Breakdown of Revenues by Product Line (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 1,946,647	€ 1,904,549	€ 1,492,840
Zegna branded products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	1,163,722	1,109,491	923,942
Thom Browne brand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	314,712	378,410	330,014
Tom Ford Fashion
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	314,514	235,531	0
Textile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	138,153	150,986	136,769
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 15,546	€ 30,131	€ 102,115